LONG-TERM DEBT - Schedule of long-term debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 07, 2021 CAD ($)	Jun. 07, 2021 USD ($)	Jan. 19, 2021 CAD ($)	Jan. 19, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 17, 2020 CAD ($)	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,776,038						$ 2,456,116
Current portion of long-term debt	444,486						203,805
Credit facility and loans payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	444,486						0
Bankers’ acceptances
Disclosure of detailed information about borrowings [line items]
Long-term debt	297,500						0
Fiduciary Network, LLC
Disclosure of detailed information about borrowings [line items]
Long-term debt	146,986						0
Debentures
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,331,552						2,456,116
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 200,000
Interest rate	2.775%	2.775%
Long-term debt	$ 0						203,805
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 325,000
Interest rate	3.52%	3.52%
Long-term debt	$ 0						323,944
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 301,000
Interest rate	3.215%	3.215%
Long-term debt	$ 300,257						348,454
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000									$ 450,000
Interest rate	3.759%	3.759%
Long-term debt	$ 448,278						447,829
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 250,000
Interest rate	3.904%	3.904%
Long-term debt	$ 249,032						248,891
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount		$ 960,000			$ 331,147	$ 260,000		$ 891,175	$ 700,000
Interest rate	3.20%	3.20%			3.20%	3.20%
Long-term debt	$ 1,207,689						883,193
2051 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount		$ 900,000	$ 1,087,245	$ 900,000
Interest rate	4.10%	4.10%	4.10%	4.10%
Long-term debt	$ 1,126,296						$ 0